Property, plant and equipment, net	12 Months Ended
Dec. 31, 2021
Property, plant and equipment, net
Property, plant and equipment, net

Note 9 – Property, Plant and Equipment, net

Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	December 31,	December 31,
	2021	2020
Building	$5,228,347	$5,631,049
Machinery and Production equipment	1,307,356	1,311,624
Electronic equipment	203,305	193,912
Office equipment	48,440	38,524
Automobiles	545,006	545,008
Construction in progress	343,401	133,339
Subtotal	7,675,855	7,853,456
Less: Accumulated depreciation	(5,571,908)	(5,375,544)
Property, plant and equipment, net	$2,103,947	$2,477,912

Depreciation expense was $444,462, $436,427 and $703,113 for the years ended December 31, 2021, 2020 and 2019, respectively, among which $444,462, $436,427 and $462,639 were for continuing operations, respectively.

As of December 31, 2021 and 2020, building with net book value of $588,063 and $895,742 respectively, were pledged as collateral for bank loans (Note 12).